Other equity instrument investments	12 Months Ended
Dec. 31, 2018
Other equity instrument investments [abstract]
Other equity instrument investments
10	Other equity instrument investments

	Note	31 December 2018	1 January 2018	31 December 2017
Equity securities designated at FVOCI (non-recycling)	(i)
Listed security		8,558	9,223	-

Unlisted securities
10% of Shanxi Xishan Jinxing Energy Co.,Ltd.		1,085,462	1,004,860	-
9.09% of Ganlong Double-track Railway Co., Ltd.		924,453	1,003,009	-
Others		64,946	64,496	-

Subtotal		2,074,861	2,072,365	-

Total		2,083,419	2,081,588	-

Available-for-sale financial assets	(i)
Listed security (Fair value measurement)		-	-	9,223

Unlisted securities (Cost measurement)
10% of Shanxi Xishan Jinxing Energy Co., Ltd.		-	-	531,274
9.09% of Ganlong Double-track Railway Co., Ltd.		-	-	1,000,000
Others		-	-	64,496

Subtotal		-	-	1,595,770

Total		-	-	1,604,993

Note:
(i)
Available-for-sale financial assets were reclassified to equity securities designated at FVOCI (non-recycling) upon the initial application of IFRS 9 at 1 January 2018 as the investment is held for strategic purposes.

There was no impairment provision provided on available-for-sale financial assets in 2017.